Expense Example {- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund Capital Reserves Prospectus-09 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Capital Reserves Class
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 97
3 years	305
5 years	530
10 years	$ 1,177